Supplement to the
Fidelity® Select Portfolios®
Gold Portfolio
April 29, 2025
Summary Prospectus

Ryan Oldham no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Boris Shepov (Portfolio Manager) has managed the fund since 2024.
GOL-SUSTK-0925-107 1.9880368.107	September 18, 2025
Supplement to the
Fidelity® Select Portfolios®
Gold Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2025
Summary Prospectus

Ryan Oldham no longer serves as Co-Portfolio Manager of the fund.
The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Boris Shepov (Portfolio Manager) has managed the fund since 2024.
AGLD-SUSTK-0925-111 1.9880377.111	September 18, 2025